TANGIBLE ASSETS - Properties, plant and equipment balance (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 9,100,553	$ 8,973,952	$ 8,950,411
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,281,283	13,387,450	12,789,025	$ 9,668,799
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,174,994)	(4,408,512)	(3,833,765)	(3,074,412)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,736)	(4,986)	(4,849)	(5,904)
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,154,168	5,998,291	5,783,234
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,385,357	9,718,210	9,223,355	8,740,485
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,225,609)	(3,715,017)	(3,435,305)	(3,070,841)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,580)	(4,902)	$ (4,816)	$ (5,901)
Property, plant and equipment not subject to operating leases [member] | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,145,864	1,114,828
Property, plant and equipment not subject to operating leases [member] | Land | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,147,650	1,119,233
Property, plant and equipment not subject to operating leases [member] | Land | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,786)	(4,405)
Property, plant and equipment not subject to operating leases [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,116,951	2,047,739
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,827,154	2,676,382
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(706,922)	(628,643)
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,281)
Property, plant and equipment not subject to operating leases [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	308,047	314,518
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,180,416	1,109,808
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(872,070)	(795,010)
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(299)	(280)
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	645,718	637,992
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,462,693	2,205,683
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,816,775)	(1,567,691)
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(200)
Property, plant and equipment not subject to operating leases [member] | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	42,139	54,431
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	140,268	138,054
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(98,115)	(83,623)
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(14)
Property, plant and equipment not subject to operating leases [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,169,393	1,190,163
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,585,128	1,532,530
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(415,735)	(342,150)
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(217)
Property, plant and equipment not subject to operating leases [member] | Silos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,827	1,867
Property, plant and equipment not subject to operating leases [member] | Silos [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,613	8,613
Property, plant and equipment not subject to operating leases [member] | Silos [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,786)	(6,746)
Property, plant and equipment not subject to operating leases [member] | Warehouses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,856	28,558
Property, plant and equipment not subject to operating leases [member] | Warehouses | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	63,325	62,833
Property, plant and equipment not subject to operating leases [member] | Warehouses | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(35,469)	(34,275)
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	234,896	226,930
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	483,602	464,407
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(248,706)	(237,477)
Property, plant and equipment not subject to operating leases [member] | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	221,217	150,335
Property, plant and equipment not subject to operating leases [member] | Construction in progress | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	221,217	150,335
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	240,260	230,930
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	265,291	250,332
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (25,031)	$ (19,402)